AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 52.2%
Information Technology – 12.5%
Communications Equipment – 0.4%
F5, Inc.(a)	32,618	$6,815,531

IT Services – 1.2%
PayPal Holdings, Inc.(a)	36,715	4,246,090
Stripe, Inc.(b) (c)	24,598	918,735
Visa, Inc. - Class A	69,522	15,417,894

		20,582,719

Semiconductors & Semiconductor Equipment – 2.7%
Advanced Micro Devices, Inc.(a)	86,476	9,455,286
Broadcom, Inc.	12,953	8,156,245
NVIDIA Corp.	46,548	12,701,087
NXP Semiconductors NV	37,188	6,882,755
QUALCOMM, Inc.	66,182	10,113,933

		47,309,306

Software – 4.8%
Adobe, Inc.(a)	21,840	9,950,741
Microsoft Corp.	200,941	61,952,120
Oracle Corp.	104,063	8,609,132
salesforce.com, Inc.(a)	22,754	4,831,129

		85,343,122

Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	350,921	61,274,316

		221,324,994

Financials – 7.9%
Banks – 4.2%
Fifth Third Bancorp	620,880	26,722,675
JPMorgan Chase & Co.	45,917	6,259,405
PNC Financial Services Group, Inc. (The)	99,021	18,264,424
Wells Fargo & Co.	489,905	23,740,796

		74,987,300

Capital Markets – 2.0%
Charles Schwab Corp. (The)	194,543	16,401,920
Goldman Sachs Group, Inc. (The)	25,559	8,437,026
Jefferies Financial Group, Inc.	302,419	9,934,464

		34,773,410

Diversified Financial Services – 1.7%
Berkshire Hathaway, Inc. - Class B(a)	87,140	30,752,578

		140,513,288

Health Care – 7.0%
Health Care Equipment & Supplies – 0.7%
Abbott Laboratories	102,267	12,104,322

Health Care Providers & Services – 2.5%
Humana, Inc.	39,236	17,074,330
UnitedHealth Group, Inc.	55,498	28,302,315

		45,376,645

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.9%
Danaher Corp.	29,215	$8,569,636
Thermo Fisher Scientific, Inc.	12,480	7,371,312

		15,940,948

Pharmaceuticals – 2.9%
Eli Lilly & Co.	19,760	5,658,671
Johnson & Johnson	157,639	27,938,360
Pfizer, Inc.	339,985	17,601,024

		51,198,055

		124,619,970

Industrials – 7.0%
Aerospace & Defense – 2.1%
Boeing Co. (The)(a)	21,336	4,085,844
Northrop Grumman Corp.	34,257	15,320,416
Raytheon Technologies Corp.	182,536	18,083,841

		37,490,101

Commercial Services & Supplies – 0.7%
Republic Services, Inc. - Class A	95,901	12,706,882

Industrial Conglomerates – 1.5%
Honeywell International, Inc.	134,790	26,227,438

Machinery – 0.5%
Deere & Co.	23,510	9,767,465

Professional Services – 0.5%
Jacobs Engineering Group, Inc.	59,690	8,225,879

Road & Rail – 1.7%
CSX Corp.(d)	214,303	8,025,648
Norfolk Southern Corp.	29,719	8,476,453
Union Pacific Corp.	46,673	12,751,530

		29,253,631

		123,671,396

Communication Services – 5.5%
Diversified Telecommunication Services – 0.5%
Comcast Corp. - Class A	177,241	8,298,424

Entertainment – 0.9%
Endeavor Group Holdings, Inc.(a)	42,514	1,255,013
Epic Games, Inc.(b) (c)	5,074	5,185,628
Walt Disney Co. (The)(a)	69,805	9,574,454

		16,015,095

Interactive Media & Services – 3.4%
Alphabet, Inc. - Class A(a)	16,955	47,157,789
Meta Platforms, Inc. - Class A(a)	55,971	12,445,712

		59,603,501

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.(a)	100,943	12,956,034

		96,873,054

Company	Shares	U.S. $ Value

Consumer Discretionary – 4.9%
Hotels, Restaurants & Leisure – 0.5%
Booking Holdings, Inc.(a)	1,765	$4,145,015
McDonald’s Corp.	17,333	4,286,104

		8,431,119

Internet & Direct Marketing Retail – 1.6%
Amazon.com, Inc.(a)	8,541	27,843,233

Multiline Retail – 0.6%
Dollar Tree, Inc.(a)	27,229	4,360,724
Target Corp.	31,736	6,735,014

		11,095,738

Specialty Retail – 2.2%
Home Depot, Inc. (The)	64,512	19,310,377
Lowe’s Cos., Inc.	98,926	20,001,848

		39,312,225

		86,682,315

Energy – 3.9%
Energy Equipment & Services – 0.3%
Schlumberger NV	143,016	5,907,991

Oil, Gas & Consumable Fuels – 3.6%
Chevron Corp.	28,364	4,618,510
EOG Resources, Inc.(d)	213,673	25,476,232
EQT Corp.	98,642	3,394,271
Exxon Mobil Corp.	125,872	10,395,768
Pioneer Natural Resources Co.	80,427	20,109,163

		63,993,944

		69,901,935

Consumer Staples – 2.2%
Beverages – 0.8%
PepsiCo, Inc.	85,564	14,321,702

Food & Staples Retailing – 0.4%
Costco Wholesale Corp.	11,178	6,436,851

Household Products – 1.0%
Procter & Gamble Co. (The)	117,047	17,884,782

		38,643,335

Utilities – 0.5%
Electric Utilities – 0.5%
NextEra Energy, Inc.	104,441	8,847,197

Materials – 0.4%
Chemicals – 0.4%
FMC Corp.	52,126	6,858,218

Real Estate – 0.4%
Equity Real Estate Investment Trusts (REITs) – 0.4%
SBA Communications Corp.	18,909	6,506,587

Total Common Stocks (cost $885,327,194)		924,442,289

Company	Shares		U.S. $ Value

WARRANTS – 0.0%
Financials – 0.0%
Capital Markets – 0.0%
Pershing Square Tontine Holdings Ltd., expiring 07/24/2021(a) (cost $52,400)		9,228	$8,674

SHORT-TERM INVESTMENTS – 46.0%
Investment Companies – 45.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(e) (f) (g) (cost $807,576,873)		807,576,873	807,576,873

	Principal Amount (000)

U.S. Treasury Bills – 0.4%
U.S. Treasury Bill Zero Coupon, 05/12/2022 (cost $6,997,840)	U.S.$	7,000	6,998,406

Total Short-Term Investments (cost $814,574,713)			814,575,279

Total Investments Before Securities Sold Short – 98.2% (cost $1,699,954,307)			1,739,026,242

	Shares

SECURITIES SOLD SHORT – (0.1)%
COMMON STOCKS – (0.1)%
Consumer Discretionary – (0.1)%
Hotels, Restaurants & Leisure – 0.0%
DraftKings, Inc.(a)		(11,566)	(225,190)

Textiles, Apparel & Luxury Goods – (0.1)%
Rent the Runway, Inc.(a)		(146,955)	(1,012,520)

			(1,237,710)

Real Estate – 0.0%
Equity Real Estate Investment Trusts (REITs) – 0.0%
Acadia Realty Trust		(11,818)	(256,096)
Agree Realty Corp.		(2,238)	(148,514)
Chatham Lodging Trust(a)		(18,247)	(251,626)
Regency Centers Corp.		(3,971)	(283,291)

			(939,527)

Health Care – 0.0%
Health Care Equipment & Supplies – 0.0%
Stryker Corp.		(630)	(168,431)

Health Care Providers & Services – 0.0%
Laboratory Corp. of America Holdings(a)		(788)	(207,764)

			(376,195)

Company	Shares	U.S. $ Value

Financials – 0.0%
Banks – 0.0%
HSBC Holdings PLC	(19,563)	$(134,498)

Insurance – 0.0%
Lemonade, Inc.(a)	(2,332)	(61,495)

		(195,993)

Industrials – 0.0%
Machinery – 0.0%
Snap-on, Inc.	(630)	(129,452)

Total Securities Sold Short (proceeds $3,435,562)		(2,878,877)

Total Investments, Net of Securities Sold Short – 98.1% (cost $1,696,518,745)(h)		1,736,147,365
Other assets less liabilities – 1.9%		33,927,860

Net Assets – 100.0%		$1,770,075,225

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	189	June 2022	$42,815,588	$(2,196,897)

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Position, or a portion thereof, has been segregated to collateralize short sales.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $60,873,624 and gross unrealized depreciation of investments was $(23,441,901), resulting in net unrealized appreciation of $37,431,723.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT– Real Estate Investment Trust

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$220,406,259	$—	$918,735	$221,324,994
Financials	140,513,288	—	—	140,513,288
Health Care	124,619,970	—	—	124,619,970
Industrials	123,671,396	—	—	123,671,396
Communication Services	91,687,426	—	5,185,628	96,873,054
Consumer Discretionary	86,682,315	—	—	86,682,315
Energy	69,901,935	—	—	69,901,935
Consumer Staples	38,643,335	—	—	38,643,335
Utilities	8,847,197	—	—	8,847,197
Materials	6,858,218	—	—	6,858,218
Real Estate	6,506,587	—	—	6,506,587
Warrants	8,674	—	—	8,674

Investments in Securities:	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Investment Companies	807,576,873	—	—	807,576,873
U.S. Treasury Bills	—	6,998,406	—	6,998,406
Liabilities:
Common Stocks:
Consumer Discretionary	(1,237,710)	—	—	(1,237,710)
Real Estate	(939,527)	—	—	(939,527)
Health Care	(376,195)	—	—	(376,195)
Financials	(61,495)	(134,498)	—	(195,993)
Industrials	(129,452)	—	—	(129,452)

Total Investments in Securities	1,723,179,094	6,863,908	6,104,363	1,736,147,365
Other Financial Instruments(a):
Assets	—	—	—	—
Liabilities:
Futures	(2,196,897)	—	—	(2,196,897)

Total	$1,720,982,197	$6,863,908	$6,104,363	$1,733,950,468

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2022 is as follows:

Fund	Market Value 06/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$408,365	$716,510	$317,298	$807,577	$95
Government Money Market Portfolio*	5,144	25,101	30,245	0	0	**
Total	$413,509	$741,611	$347,543	$807,577	$95

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.